Cash flow information - Net debt (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings
Net debt at beginning of the year	£ 514,899	£ 419,578
Net debt cash flows	15,879	32,020
Net debt other movement	6,499	63,301
Net debt at end of the year	537,277	514,899
Non-current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	530,365	465,049
Net debt other movement	(23,030)	65,316
Net debt at end of the year	507,335	530,365
Current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	105,757	65,187
Net debt cash flows	(30,464)	40,000
Net debt other movement	30,668	570
Net debt at end of the year	105,961	105,757
Cash and cash equivalents
Disclosure of detailed information about borrowings
Net debt at beginning of the year	(121,223)	(110,658)
Net debt cash flows	46,343	(7,980)
Net debt other movement	(1,139)	(2,585)
Net debt at end of the year	£ (76,019)	£ (121,223)